Document And Entity Information	May 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2025
Entity Registrant Name	Claros Mortgage Trust, Inc.
Entity Central Index Key	0001666291
Entity Emerging Growth Company	false
Entity File Number	001-40993
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-4074900
Entity Address, Address Line One	Mack Real Estate Credit Strategies, L.P.
Entity Address, Address Line Two	60 Columbus Circle
Entity Address, Address Line Three	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10023
City Area Code	(212)
Local Phone Number	484-0050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CMTG
Security Exchange Name	NYSE